Long-Term Debt (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Feb. 20, 2014	Feb. 05, 2015
Debt Instrument [Line Items]
Other Long-term Debt	$ 0.3	$ 0.4
Line of Credit Facility, Maximum Borrowing Capacity	1,500.0
Line Of Credit Facility, Additional Borrowing Limit	500.0
Letters of Credit Outstanding, Amount	2.9
Long-term Debt	2,493.7	2,022.5
Line of Credit Facility, Amount Outstanding	709.0	237.0
Line of Credit Facility, Remaining Borrowing Capacity	788.1
Letter of Credit [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity			500.0
2.7% Senior Notes due 2019 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	2.70%	2.70%
Senior Notes	399.5	399.5
Debt Instrument, Unamortized Discount (Premium), Net	(0.5)	(0.5)
7.125% Senior Notes due 2022 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	7.125%	7.125%
Senior Notes	183.7	184.4
Debt Instrument, Unamortized Discount (Premium), Net	21.1	21.9
4.4% Senior Notes due 2024 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	4.40%	4.40%
Senior Notes	553.1	553.2
Debt Instrument, Unamortized Discount (Premium), Net	3.1	3.2
5.6% Senior Notes due 2044 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	5.60%	5.60%
Senior Notes	349.7	349.7
Debt Instrument, Unamortized Discount (Premium), Net	(0.3)	(0.3)
5.05% Senior Notes due 2045 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	5.05%	5.05%
Senior Notes	298.4	298.3
Debt Instrument, Unamortized Discount (Premium), Net	(1.6)	(1.7)
Maximum [Member]
Debt Instrument [Line Items]
Leverage ratios	5.0
Conditional acquisition purchase price	50.0
Revolving Credit Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Leverage ratios	5.5
Pre Amendment [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity			1,000.0
Post Amendment [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity				$ 1,500.0